Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2016
China Finance Online (Beijing) Co., Ltd. ("CFO Beijing") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jul. 09, 1998
legal ownership interest	100.00%
Principal activity	N/A
Fortune Software (Beijing) Co., Ltd. ("CFO Software") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 07, 2004
legal ownership interest	100.00%
Principal activity	N/A
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Sep. 21, 2006
legal ownership interest	100.00%
Principal activity	Subscription service
Zhengyong Information & Technology (Shanghai) Co., Ltd. ("CFO Zhengyong") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Aug. 17, 2008
legal ownership interest	100.00%
Principal activity	N/A
Zhengtong Information Technology (Shanghai) Co., Ltd ("CFO Zhengtong") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Jun. 24, 2008
legal ownership interest	100.00%
Principal activity	N/A
Rifa Financial Holdings Limited ("Rifa Financial Holdings") (Formerly known as "iSTAR Financial Holdings Limited") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	BVI
Date of incorporation or acquisition	Jul. 16, 2007
legal ownership interest	85.00%
Principal activity	Investment holdings
Rifa Securities Limited ("Rifa Securities") (Formerly known as "iSTAR International Securities Co. Limited") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Nov. 23, 2007
legal ownership interest	85.00%
Principal activity	Brokerage service
Rifa Futures Limited ("Rifa Futures") (Formerly known as "iSTAR International Futures Co. Limited") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Apr. 16, 2008
legal ownership interest	85.00%
Principal activity	Brokerage service
Rifa Credit Limited ("Rifa Credit") (Formerly known as "iSTAR International Credit Co. Limited") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Feb. 10, 2012
legal ownership interest	85.00%
Principal activity	N/A
Rifa Wealth Management Co. Limited ("Rifa Wealth Management") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Hong Kong, PRC
Date of incorporation or acquisition	Sep. 13, 2016
legal ownership interest	85.00%
Principal activity	Insurance brokerage service
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 31, 2000
legal ownership interest
Principal activity	Web portal and advertising service
Fortune (Beijing) Qicheng Technology Co., Ltd. ("CFO Qicheng") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 18, 2009
legal ownership interest
Principal activity	N/A
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. ("CFO Newrand") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Oct. 17, 2008
legal ownership interest
Principal activity	Securities investment advising
Shanghai Stockstar Wealth Management Co., Ltd. ("Stockstar Wealth Management") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shanghai, PRC
Date of incorporation or acquisition	Apr. 12, 2011
legal ownership interest
Principal activity	N/A
Beijing Chuangying Advisory and Investment Co., Ltd. ("CFO Chuangying") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jan. 09, 2009
legal ownership interest
Principal activity	P2P lending service
Beijing Huizhi Fortune Technology Co., Ltd. ("CFO Huizhi") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jun. 14, 2012
legal ownership interest
Principal activity	N/A
Shenzhen Newrand Securities Training Center ("CFO Newrand Training") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Oct. 17, 2008
legal ownership interest
Principal activity	Securities investment training
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. ("CFO Huiying") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 18, 2009
legal ownership interest
Principal activity	N/A
Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Sep. 30, 2013
legal ownership interest
Principal activity	N/A
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Shenzhen, PRC
Date of incorporation or acquisition	Sep. 23, 2009
legal ownership interest
Principal activity	N/A
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd. ("CFO Zhengjin Tianjin") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Tianjin, PRC
Date of incorporation or acquisition	Jul. 23, 2013
legal ownership interest
Principal activity	Commodities brokerage
Zhengjin (Beijing) Wisdom Petroleum and Chemical Investment Management Co., Ltd. ("CFO Zhengjin Beijing") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jan. 13, 2014
legal ownership interest
Principal activity	Commodities brokerage
Yinglibao (Beijing) Technology Co., Ltd. ("CFO Yinglibao") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jan. 15, 2014
legal ownership interest
Principal activity	Internet-based financial platform
Zhengjin (Qingdao) Wisdom Trading Co., Ltd. ("CFO Zhengjin Qingdao") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Qingdao, PRC
Date of incorporation or acquisition	Sep. 04, 2014
legal ownership interest
Principal activity	Commodities brokerage
Zhengjin (Jiangsu) Precious Metals Co., Ltd. ("CFO Zhengjin Jiangsu") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Nanjing, PRC
Date of incorporation or acquisition	Nov. 19, 2014
legal ownership interest
Principal activity	Commodities brokerage
Zhengjin (Fujian) Precious Metals Co., Ltd. ("CFO Zhengjin Fujian") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Fujian, PRC
Date of incorporation or acquisition	Jan. 06, 2013
legal ownership interest
Principal activity	Commodities brokerage
Qingdao Zhengjin Zhida Trading Co., Ltd. ("CFO Qingdao Zhida") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Qingdao, PRC
Date of incorporation or acquisition	Dec. 21, 2015
legal ownership interest
Principal activity	Commodities brokerage
Tibet Zhisheng Gold Industry Co., Ltd. ("CFO Tibet Zhisheng") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Tibet, PRC
Date of incorporation or acquisition	Mar. 18, 2016
legal ownership interest
Principal activity	Commodities brokerage
Qingdao Zhengjin Taiji Trading Co., Ltd. ("CFO Qingdao Taiji") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Qingdao, PRC
Date of incorporation or acquisition	Mar. 23, 2016
legal ownership interest
Principal activity	Commodities brokerage
iTougu (Beijing) Network Technology Co., Ltd. ("CFO iTougu") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Dec. 08, 2014
legal ownership interest
Principal activity	Investment advisory service platform
Tibet Fortune Jinyuan Network Technology Co., Ltd. ("CFO Tibet") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Tibet, PRC
Date of incorporation or acquisition	Aug. 22, 2015
legal ownership interest
Principal activity	N/A
Beijing Zhongjun Sunshine Investment and Management Co., Ltd ("CFO Zhongjun Sunshine") [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Sep. 30, 2013
legal ownership interest
Principal activity	Financial service
Zhongheng Xintai (Beijing) Asset Management Co., Ltd. (CFO Zhonghen Xintai) [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation or establishment	Beijing, PRC
Date of incorporation or acquisition	Jun. 08, 2016
legal ownership interest
Principal activity	N/A